Reserves	12 Months Ended
Jan. 31, 2019
Disclosure of reserves within equity [abstract]
Reserves

22	Reserves

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Foreign currency translation reserve
Opening balance	(2,006)	(2,154)	(2,125)
Transfers in	(7)	148	(29)

Balance at the end of the year	(2,013)	(2,006)	(2,154)

Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entity are recognised in other comprehensive income - foreign currency translation reserve. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.